Related-party transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salary and employee benefits		$ 4.4	$ 3.2
Share-based payments	[1]	1.9	9.0
Key Management Personnel Compensation		$ 6.3	$ 12.2

[1]	Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RSUs outstanding under the RPSU plan (equity method) for key management personnel.